Financial Assets and Liabilities - Summary of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Financial Assets And Liabilities [Abstract]
Trade debtors	$ 6,630	$ 474
Funds receivable from debt financing and unissued capital	38,950
Income tax and tax incentives recoverable	3,305	1,631
Other receivables	615	698
Foreign withholding tax recoverable	471	471
Security deposit	250	250
Sundry debtors	81	120
Other recoverable taxes (Goods and services tax and value-added tax)	53	87
Interest receivables	11	12
Trade and other receivables	$ 50,366	$ 3,743